Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 4,103	$ 3,724
Accumulated Depreciation	3,006	2,768
Property and equipment, net	1,097	956
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,237	1,164
Accumulated Depreciation	1,181	1,115
Machines [Member]
Property, Plant and Equipment [Line Items]
Cost	572	572
Accumulated Depreciation	549	527
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	501	495
Accumulated Depreciation	375	357
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,128	1,118
Accumulated Depreciation	610	535
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	665	375
Accumulated Depreciation	$ 291	$ 234